SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2025
SHARE-BASED COMPENSATION
Summary of stock option activity

			Weighted‑
			Average	Weighted
		Weighted‑	Grant	Average
		Average	Date	Remaining	Aggregate
	Number of	Exercise	Fair	Contractual	Intrinsic
	Options	Price	Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Outstanding at December 31, 2023	8,766,882	3.39	3.60	8.24	2,011,843
Granted	100,000	2.67	1.57	—	—
Exercised	(72,641)	0.86	3.45	—	—
Forfeited	(144,314)	9.26	6.36	—	—
Outstanding at June 30, 2024	8,649,927	3.30	3.53	7.79	6,937,921
Outstanding at December 31, 2024	9,847,240	2.55	2.49	8.36	1,736,202
Granted	3,424,440	1.41	0.88	—	—
Exercised	(3,250)	1.08	0.66	—	—
Forfeited	(442,646)	3.11	2.12	—	—
Outstanding at June 30, 2025	12,825,784	2.23	2.07	8.40	2,046,458
Vested and expected to vest at June 30, 2025	12,825,784	2.23	2.07	8.40	2,046,458
Exercisable at June 30, 2024	2,951,207	4.93	5.84	6.64	1,681,415
Exercisable at June 30, 2025	4,863,411	3.49	3.96	6.86	759,771

Summary of assumptions used to estimate the fair value of the share options granted

	For the Six Months Ended June 30,
	2024	2025
Risk‑free interest rate	4.18% - 4.42%	4.24% - 4.49%
Dividend yield	0%	0%
Expected volatility range	73.3% - 73.6%	76.4% - 77.1%
Exercise multiple	2.2 - 2.8	2.2 - 2.8
Contractual life	10 years	10 years

Summary of total share based compensation expenses recognized

	For the Six Months Ended June 30,
	2024	2025
	US$	US$
Research and development expenses	1,724,112	1,393,980
Administrative expenses	752,996	636,355
Total share‑based compensation expenses	2,477,108	2,030,335